UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      01/04/2008
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           95
                                         -----------
Form 13F Information Table Value Total:     $184,199
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105      767    9100 SH       Sole               9100      0    0
AT&T Corp.                     COM              001957109     3152   75850 SH       Sole              75850      0    0
Adobe Systems                  COM              0072f1019      256    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107      216   28800 SH       Sole              28800      0    0
Allstate Corp.                 COM              020002101      528   10100 SH       Sole              10100      0    0
American International Group   COM              026874107     5550   95200 SH       Sole              95200      0    0
Amgen                          COM              031162100     2554   55000 SH       Sole              55000      0    0
Apollo Group                   COM              037604105     2911   41500 SH       Sole              41500      0    0
BP p.l.c                       COM              055622104      250    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105     8467  205200 SH       Sole             205200      0    0
Berkshire Hathaway Cl B        COM              084670207     2022     427 SH       Sole                427      0    0
Berkshire Hthwy Class A        COM              084670108      283     200 SH       Sole                200      0    0
Boeing Co.                     COM              097023105      350    4000 SH       Sole               4000      0    0
Boyd Gaming Corp               COM              103304101      753   22100 SH       Sole              22100      0    0
Bristol Myers                  COM              09247u107     2411   90900 SH       Sole              90900      0    0
CIGNA Corp.                    COM              125509109      258    4800 SH       Sole               4800      0    0
Chesapeake Energy              COM              165167107      290    7400 SH       Sole               7400      0    0
ChevronTexaco                  COM              166741009     8799   94275 SH       Sole              94275      0    0
Cisco Systems Inc.             COM              17275r102      850   31400 SH       Sole              31400      0    0
Citigroup Inc.                 COM              173034109     5772  196050 SH       Sole             196050      0    0
Clorox Co.                     COM              189054109      521    8000 SH       Sole               8000      0    0
Comcast Cl A                   COM              20030N101      225   12300 SH       Sole              12300      0    0
ConocoPhillips                 COM              20825c104     7836   88740 SH       Sole              88740      0    0
Consol Energy                  COM              20854P109     1888   26400 SH       Sole              26400      0    0
Consolidated Edison            COM              209115104     1441   29500 SH       Sole              29500      0    0
Countrywide Financial          COM              222372104      176   19700 SH       Sole              19700      0    0
Crosstex Energy                COM              22765Y104      689   18500 SH       Sole              18500      0    0
Crosstex Energy L.P            COM              22765U102      310   10000 SH       Sole              10000      0    0
D R Horton Inc                 COM              23331a109     1245   94500 SH       Sole              94500      0    0
Dell Computer                  COM              247025109     2775  113200 SH       Sole             113200      0    0
Discovery Holding Company A    COM              25468y107      598   23780 SH       Sole              23780      0    0
Double-Take Software           COM              258598101      326   15000 SH       Sole              15000      0    0
Drew Industries                COM              26168L205     1000   36500 SH       Sole              36500      0    0
Exxon Mobil Corp               COM              30231g102     2981   31819 SH       Sole              31819      0    0
Farmers & Merchants Bank Of Lo COM              308035104     1320     200 SH       Sole                200      0    0
Fed Ex Corp                    COM              31428x106      660    7400 SH       Sole               7400      0    0
Fidelity National Financial    COM              31620R105     2726  186616 SH       Sole             186616      0    0
Fidelity National Information  COM              31620M106      215    5161 SH       Sole               5161      0    0
First National Bank of Alaska  COM              322387101      200     100 SH       Sole                100      0    0
Freddie Mac Voting Shs         COM              313400301      789   23150 SH       Sole              23150      0    0
General Dynamics Corp.         COM              369550108     2111   23725 SH       Sole              23725      0    0
General Electric Co.           COM              369604103     5776  155814 SH       Sole             155814      0    0
Genworth Financial             COM              7247D1061      616   24200 SH       Sole              24200      0    0
GeoPetro Resources Company     COM              37248h304      456  130000 SH       Sole             130000      0    0
Harman International Industrie COM              413086109      206    2800 SH       Sole               2800      0    0
Healthcare Realty Trust        COM              421946104      678   26700 SH       Sole              26700      0    0
Heinz H J Co                   COM              423074103     1386   29700 SH       Sole              29700      0    0
Hewlett-Packard Company        COM              428236103      606   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102     4021  149250 SH       Sole             149250      0    0
IBM Corp                       COM              459200101     5416   50100 SH       Sole              50100      0    0
Integrys Energy Group Plc      COM              45822P105     1220   23594 SH       Sole              23594      0    0
Intel Corp                     COM              458140100     6231  233728 SH       Sole             233728      0    0
Johnson & Johnson              COM              478160104     7647  114650 SH       Sole             114650      0    0
Lehman Bros. Holding           COM              524908100      393    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104      605   33800 SH       Sole              33800      0    0
Liberty Global C               COM              530555309      408   11140 SH       Sole              11140      0    0
Liberty Global Class A         COM              530555101      433   11045 SH       Sole              11045      0    0
Liberty Media Hldg Cap A       COM              53071M302     1313   11275 SH       Sole              11275      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104     1068   55975 SH       Sole              55975      0    0
McDonalds Corp.                COM              580135101     3387   57500 SH       Sole              57500      0    0
Merck & Co.                    COM              589331107     3876   66700 SH       Sole              66700      0    0
Merrill Lynch & Co.            COM              590188108      478    8900 SH       Sole               8900      0    0
Microsoft Corp.                COM              594918104     7720  216850 SH       Sole             216850      0    0
Nabors Industries              COM              g6359f103     3349  122275 SH       Sole             122275      0    0
Natural Resource Partners L.P. COM              63900P103      214    6600 SH       Sole               6600      0    0
Newmont Mining Corp            COM              651639106      244    5000 SH       Sole               5000      0    0
Nokia Corp                     COM              654902204     6641  173000 SH       Sole             173000      0    0
Office Depot                   COM              676220106     2573  185000 SH       Sole             185000      0    0
Pfizer Inc.                    COM              717081103     9365  412000 SH       Sole             412000      0    0
PrimeWest Energy Tr            COM              741930309     2763  101800 SH       Sole             101800      0    0
Pulte Homes                    COM              746920107      430   40825 SH       Sole              40825      0    0
Ross Stores Inc.               COM              778296103      230    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206      588    6980 SH       Sole               6980      0    0
Ryland Group                   COM              783764103      450   16350 SH       Sole              16350      0    0
S & P 500 Spiders              COM              78462f103      731    5000 SH       Sole               5000      0    0
SPDR Home Builders             COM              78464a888      470   24300 SH       Sole              24300      0    0
Southern Co.                   COM              842587107     1523   39300 SH       Sole              39300      0    0
Sprint Nextel Corp             COM              852061100     1435  109300 SH       Sole             109300      0    0
Star Gas Ptnrs L.P.            COM              85512C105      476  120000 SH       Sole             120000      0    0
Time Warner                    COM              887317105     2703  163700 SH       Sole             163700      0    0
Toll Brothers Inc              COM              889478103      731   36450 SH       Sole              36450      0    0
United States Steel Corp       COM              912909108      314    2600 SH       Sole               2600      0    0
UnitedHealth Group Inc         COM              91324P102     3766   64700 SH       Sole              64700      0    0
Wal-Mart Stores Inc.           COM              931142103     2975   62600 SH       Sole              62600      0    0
Washington Mutual, Inc.        COM              939322103     3345  245803 SH       Sole             245803      0    0
XTO Energy Inc                 COM              98385X106      642   12500 SH       Sole              12500      0    0
YRC Worldwide                  COM              984249102     2049  119900 SH       Sole             119900      0    0
iShares EAFE Index Fund        COM              464287465      236    3000 SH       Sole               3000      0    0
iShares MSCI Japan             COM              464286848      282   21250 SH       Sole              21250      0    0
iShares Russell 2000           COM              464287655      736    9700 SH       Sole               9700      0    0
iShares Russell Midcap         COM              464287499      745    7200 SH       Sole               7200      0    0
iShares S&P Eur 350            COM              464287861      978    8550 SH       Sole               8550      0    0
Latin America Equity Fund Inc.                  51827t100      260    5500 SH       Sole               5500      0    0
ABN Amro Preferred G 6.08%                      00372q100     1533   82500 SH       Sole              82500      0    0
CORTS Trust for Ford Motor 8%                   22082k209     1011   62000 SH       Sole              62000      0    0
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